Mortgage Notes Payable - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2005	Dec. 31, 2004
Notes Payable [Line Items]
Mortgage Loans					$ 80,000
Construction loan				65,000
Mortgage and construction notes payable	92,184	99,210
Debt instrument, interest rate	5.52%
Debt instrument, maturity date	Aug. 01, 2024
Debt instrument, term	20 years
Interest expense for loans	$ 5,271	$ 5,649	$ 6,007